Fair Value Measurements - Additional Information (Detail) - GS Acquisition Holdings Corp II [Member] - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Decrease in fair value of warrant liabilities	$ 968,221	$ 0	$ (9,232,566)	$ 0	$ 0	$ 30,806,877	$ 43,139,251	$ 0
Increase in fair value of warrant liabilities							$ 43,100,000